Notes Payable (Details) - Ambulnz, Inc. [Member] - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 20, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes Payable (Details) [Line Items]
Installments aggregating		$ 60,499	$ 60,499		$ 60,499
Interest expense		$ 15,848	$ 28,816	$ 24,591		$ 25,946
Acquired outstanding shares of common stock percentage	100.00%
LJH received	$ 142,667
Acquired PPP loan	$ 142,667
Outstanding principal rate percentage	1.00%
Maturity term date	Sep. 13, 2021
Loan proceeds			75.00%		75.00%
Minimum [Member]
Notes Payable (Details) [Line Items]
Interest ranging		0.00%	0.00%
Maximum [Member]
Notes Payable (Details) [Line Items]
Interest ranging		9.07%	9.07%